Fixed Assets	6 Months Ended
Jun. 30, 2023
Fixed Assets
Fixed Assets

6. Fixed Assets

6.1 Intangible assets

During the six months ended June 30, 2023, the Group acquired intangible assets of EUR 2,567k (six months ended June 30, 2022: EUR 1,207k). Acquired intangibles mainly related to licenses, software and prepayments made to acquire those.

6.2 Property, plant and equipment

During the six months ended June 30, 2023, the increase in property, plant and equipment was attributable to the purchase of technical equipment and machines and other equipment of EUR 5,940k (June 30, 2022: EUR 3,034k) as well as additional amounts recognized as construction in progress of EUR 22,421k (June 30, 2022: EUR 39,386k) primarily related to the Company-owned GMP IV facility EUR 20,666k.